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                       Metropolitan Life Insurance Company
                               One Madison Avenue
                               New York, NY 10010


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:  Metropolitan Life Separate Account UL and
     Metropolitian Life Insurance Company File No. 33-57320
     ------------------------------------------------------

Gentlemen:

Pursuant to Rule 101(a)(2)(i) of Regulation S-T, conveyed via EDGAR on behalf of the Registrant for filing in accordance with Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant hereby certifies that:

(1) The September 18, 2000 form of the Prospectus dated Setember 18, 2000 that would have been filed pursuant to 497(b) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Registration Statement for Separate Account UL and Metropolitian Life Insurance Company ("Post-Effective Amendment No. 10"); and

(2) Post-Effective Amendment No. 10 to the Registration Statement was filed electronically with the Securities and Exchange Commission on September 18, 2000.


Very truly yours,



/s/Christopher P. Nicholas
--------------------------
Christopher P. Nicholas
Associate General Counsel

September 21, 2000